Segment Information - Revenue by Geographic Area, Based on Where Guests are Sourced (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 17,510	$ 16,389	$ 15,714
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	9,195	8,327	8,015
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,414	5,254	5,133
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	2,604	2,506	2,256
Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 297	$ 302	$ 310